As filed with the Securities and Exchange Commission on May 12, 2011
File No. 002-81956
811-03627
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	38	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	38	[X]

Greenspring Fund, Incorporated
(Exact Name of Registrant as Specified in Charter)

2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Address of Principal Executive Offices)

(410) 823-5353
(Registrant's Telephone Number, including Area Code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Name and address of Agent for Service)

Copies To:
R. Darrell Mounts
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
(202) 778-9000

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment (“PEA”) No. 38 to the Company’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 37 on Form N-1A filed on April 28, 2011.  This PEA No. 38 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 37 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 38 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 12th day of May, 2011.

                GREENSPRING FUND, INC.

                By:    /s/ Charles vK. Carlson
                  Charles vK. Carlson
                  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 38 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Charles vK. Carlson Charles vK. Carlson	President, Chief Executive Officer and Chairman of the Board	May 12, 2011

William E. Carlson*	Director	May 12, 2011
William E. Carlson

David T. Fu*	Director	May 12, 2011
David T. Fu

Sean T. Furlong*	Director	May 12, 2011
Sean T. Furlong

Michael J. Fusting* Michael J. Fusting	Chief Financial Officer, Sr. Vice President and Director	May 12, 2011

Richard Hynson, Jr.*	Director	May 12, 2011
Richard Hynson, Jr.

Michael P. O’Boyle*	Director	May 12, 2011
Michael P. O’Boyle

*By: /s/ Charles vK. Carlson
Charles vK. Carlson Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE